Fees Summary	Sep. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,584,000
Previously Paid Amount	0.00
Total Fee Amount	3,916.91
Total Offset Amount	0.00
Net Fee	3,916.91
Narrative - Max Aggregate Offering Price	$ 25,584,000
Final Prospectus	true